Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	525,620	346,164	990,752	777,904	1,706,452	1,553,075
Occupancy expenses - related party	7,506	6,550	13,879	14,286	28,366	28,112
Research and development	74,878	50,753	176,203	97,307	256,052	230,956
TOTAL OPERATING EXPENSES	608,004	403,467	1,180,834	889,497	1,990,870	1,812,143
LOSS FROM OPERATIONS	(608,004)	(403,467)	(1,180,834)	(889,497)	(1,990,870)	(1,812,143)
OTHER INCOME (EXPENSE)
Interest expense	(98,619)	(177,905)	(261,371)	(287,758)	(568,798)	(449,457)
Interest income	17		19		5,613	1
Change in fair value of derivative liabilities	62,335	(163,853)	127,508	(167,757)	(99,111)	(8,186)
Gain from settlement of accounts payable			17,499
Gain from settlement of debt, net						49,319
Gain on extinguishment of debt, net	43,520		42,910		(17,503)	50,607
Foreign currency transaction gain (loss)	(13,988)	(110,215)	22,235	(1,086)	(42,395)	30,497
TOTAL OTHER EXPENSE, NET	(6,735)	(451,973)	(51,200)	(456,601)	(722,194)	(327,219)
LOSS BEFORE TAXES	(614,739)	(855,440)	(1,232,034)	(1,346,098)	(2,713,064)	(2,139,362)
Tax benefit	129,321	55,463	129,321	55,463	54,977	113,415
NET LOSS	(485,418)	(799,977)	(1,102,713)	(1,290,635)	(2,658,087)	(2,025,947)
Deemed Dividend	(19,322)	(93,398)	(408,557)	(208,242)	(700,340)	(391,749)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (504,740)	$ (893,375)	$ (1,511,270)	$ (1,498,877)	$ (3,358,427)	$ (2,417,696)
BASIC AND DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.04)	$ (0.05)	$ (0.80)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	960,470,651	49,373,565	718,360,144	38,318,783	68,218,701	3,032,612
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (107,812)	$ (7,697)	$ 18,584	$ 56,496	$ 149,345	$ (182,467)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(107,812)	(7,697)	18,584	56,496	149,345	(182,467)
TOTAL COMPREHENSIVE LOSS	$ (612,552)	$ (901,072)	$ (1,492,686)	$ (1,442,381)	$ (3,209,082)	$ (2,600,163)